FAIR VALUE MEASUREMENTS (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Oct. 23, 2023
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Net loss on fair value adjustment	$ (19,138)	$ (23,493)
Private Placement Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Net loss on fair value adjustment	8,042	(5,573)
Public Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Net loss on fair value adjustment	$ (27,180)	$ (17,920)
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	0.50	0.50
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	0.00886	0.00413	0.00458